BORROWINGS - Schedule of Composition of Non-recourse Borrowings (Details) $ in Millions	Jun. 30, 2025 USD ($) year	Dec. 31, 2024 USD ($) year
Subscription Facility | Brookfield
Disclosure of detailed information about borrowings [line items]
Consolidated non-recourse borrowings	$ 1,187	$ 1,494
Non-recourse borrowing
Disclosure of detailed information about borrowings [line items]
Interest rate	6.10%	6.30%
Term (years) | year	8	9
Carrying value	$ 33,625	$ 30,904
Estimated fair value	33,470	30,662
Add: Unamortized premiums	(204)	(145)
Less: Unamortized financing fees	(231)	(171)
Less: Current portion	(5,295)	(5,005)
Non-recourse borrowings	$ 27,895	$ 25,583
Non-recourse borrowing | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Interest rate	7.00%	7.00%
Term (years) | year	8	8
Carrying value	$ 9,712	$ 9,484
Estimated fair value	$ 9,694	$ 9,363
Non-recourse borrowing | Wind
Disclosure of detailed information about borrowings [line items]
Interest rate	5.50%	5.90%
Term (years) | year	9	9
Carrying value	$ 8,701	$ 10,228
Estimated fair value	$ 8,603	$ 10,224
Non-recourse borrowing | Utility-scale solar
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%	6.30%
Term (years) | year	10	11
Carrying value	$ 10,437	$ 7,275
Estimated fair value	$ 10,429	$ 7,250
Non-recourse borrowing | Distributed energy & storage
Disclosure of detailed information about borrowings [line items]
Interest rate	5.70%	5.80%
Term (years) | year	4	4
Carrying value	$ 4,501	$ 3,722
Estimated fair value	$ 4,470	$ 3,630
Non-recourse borrowing | Sustainable solutions
Disclosure of detailed information about borrowings [line items]
Interest rate	7.80%	6.50%
Term (years) | year	3	1
Carrying value	$ 274	$ 195
Estimated fair value	$ 274	$ 195